GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.4%
Dynamic(a) – 1.9%
1,105,447	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 10,921,813

Equity(a) – 15.0%
582,259	Goldman Sachs Large Cap Growth Insights Fund — Class R6	20,641,066
657,858	Goldman Sachs Large Cap Value Insights Fund — Class R6	17,452,972
944,125	Goldman Sachs International Equity Insights Fund — Class R6	15,087,116
234,569	Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,297,432
739,663	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	6,886,260
513,832	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,395,236
377,529	Goldman Sachs Global Infrastructure Fund — Class R6	5,289,189
370,451	Goldman Sachs International Small Cap Insights Fund — Class R6	5,175,203
20,032	Goldman Sachs Energy Infrastructure Fund — Class R6	273,043

		83,497,517

Exchange Traded Funds – 39.0%
1,238,200	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	58,591,624
716,988	Goldman Sachs MarketBeta U.S. Equity ETF(a)	56,505,824
296,876	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	33,529,175
522,953	Goldman Sachs MarketBeta International Equity ETF(a)	31,034,646
420,405	Goldman Sachs ActiveBeta International Equity ETF(a)	15,206,049
218,602	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	10,527,829
178,572	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	6,269,663
62,767	Vanguard Short-Term Inflation- Protected Securities ETF	3,095,041
10,517	iShares U.S. Technology ETF	1,594,588

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
3,280	Health Care Select Sector SPDR Fund	$ 502,431
2,526	iShares MSCI Mexico ETF	135,671

		216,992,541

Fixed Income(a) – 39.5%
16,476,527	Goldman Sachs Global Core Fixed Income Fund — Class R6	192,610,600
1,145,898	Goldman Sachs Inflation Protected Securities Fund — Class R6	11,138,127
1,052,885	Goldman Sachs High Yield Fund — Class R6	6,054,086
609,422	Goldman Sachs Emerging Markets Debt Fund — Class R6	6,045,470
473,417	Goldman Sachs High Yield Floating Rate Fund — Class R6	4,194,476

		220,042,759

TOTAL UNDERLYING FUNDS – 95.4% (Cost $476,486,123)		$531,454,630

Shares	Dividend Rate	Value

Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,663,792	4.854%	$ 10,663,792
(Cost $10,663,792)

TOTAL INVESTMENTS – 97.3% (Cost $487,149,915)		$542,118,422

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		14,796,725

NET ASSETS – 100.0%		$556,915,147

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,647,094	CHF	1,380,000	12/18/24	$2,086
	USD	54,203	ILS	200,000	12/18/24	423
	USD	3,989,827	JPY	566,000,000	12/18/24	8,617

TOTAL						$11,126

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	1,205,418	AUD	1,790,000	12/18/24	$(33,092)
	USD	603,546	DKK	4,040,000	12/18/24	(2,226)
	USD	9,475,006	EUR	8,510,000	12/18/24	(28,513)
	USD	2,409,722	GBP	1,830,000	12/18/24	(36,453)
	USD	266,411	HKD	2,070,000	12/18/24	(145)
	USD	94,067	NOK	1,000,000	12/18/24	(733)
	USD	31,042	NZD	50,000	12/18/24	(727)
	USD	528,510	SEK	5,400,000	12/18/24	(5,300)
	USD	193,010	SGD	250,000	12/18/24	(2,272)

TOTAL						$(109,461)

FUTURES CONTRACTS — At September 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	96	12/19/24	$10,971,000	$12,246
5 Year U.S. Treasury Notes	100	12/31/24	10,988,281	(35,081)
French 10 Year Government Bonds	47	12/06/24	6,636,018	38,039
FTSE/JSE Top 40 Index	7	12/19/24	322,569	(1,105)
S&P 500 E-Mini Index	64	12/20/24	18,605,600	393,018
TOPIX Futures	22	12/12/24	4,052,531	174,353

Total				$581,470

Short position contracts:
10 Year German Euro-Bund	(45)	12/06/24	(6,758,375)	(74,575)
Ultra Long U.S. Treasury Bonds	(21)	12/19/24	(2,794,969)	4,957

Total				$(69,618)

TOTAL FUTURES CONTRACTS				$511,852

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.403%	09/12/33	GBP 380	$30,595

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	MS & Co. Int. PLC	3.440%	01/24/2025	400,000	$400,000	$6,059	$14,358	$(8,299)
4M IRS	MS & Co. Int. PLC	3.700	10/31/2024	390,000	390,000	6,309	1,514	4,795
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	670,000	670,000	2,066	16,386	(14,320)

Total purchased option contracts				1,460,000	$1,460,000	$14,434	$32,258	$(17,824)

Written option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.916	01/24/2025	(800,000)	(800,000)	(2,642)	(14,434)	11,792
4M IRS	MS & Co. Int. PLC	3.350	10/31/2024	(390,000)	(390,000)	(887)	—	(887)
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(670,000)	(670,000)	(66)	(7,435)	7,369

				(1,860,000)	$(1,860,000)	$(3,595)	$(21,869)	$18,274

Puts
4M IRS	MS & Co. Int. PLC	4.200	10/31/2024	(390,000)	(390,000)	(95)	—	(95)
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(670,000)	(670,000)	(22)	(8,952)	8,930

				(1,060,000)	$(1,060,000)	$(117)	$(8,952)	$8,835

Total written option contracts				(2,920,000)	$(2,920,000)	$(3,712)	$(30,821)	$27,109

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SPXA Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	196	$32,961,320	$6,489	$21,674	$(15,185)

Written option contracts
Calls
SPXA Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(196)	(37,952,656)	(237)	(6,669)	6,432

Puts
SPXA Index	MS & Co. Int. PLC	1,422.240	03/21/2025	(196)	(27,875,904)	(4,616)	(10,003)	5,387

Total written option contracts				(392)	$(65,828,560)	$(4,853)	$(16,672)	$11,819

TOTAL				(196)	$(32,867,240)	$1,636	$5,002	$(3,366)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call USD/Put CHF	BofA Securities LLC	$0.873	10/15/2024	830,000	$830,000	$119	$6,481	$(6,362)

Written option contract
Puts
Put USD/Call CHF	BofA Securities LLC	0.820	10/15/2024	(830,000)	(830,000)	(327)	(2,448)	2,121

TOTAL				—	$—	$(208)	$4,033	$(4,241)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,775.000	10/02/2024	(3)	$(1,732,500)	$(4,155)	$(2,667)	$(1,488)
S&P 500 Index	5,825.000	10/02/2024	(4)	(2,330,000)	(430)	(1,334)	904
S&P 500 Index	5,870.000	10/04/2024	(4)	(2,348,000)	(990)	(1,377)	387
S&P 500 Index	5,860.000	10/07/2024	(4)	(2,344,000)	(1,315)	(1,315)	—
S&P 500 Index	5,725.000	10/09/2024	(3)	(1,717,500)	(21,435)	(2,516)	(18,919)
S&P 500 Index	5,900.000	10/16/2024	(3)	(1,770,000)	(3,285)	(2,423)	(862)
S&P 500 Index	5,950.000	10/23/2024	(3)	(1,785,000)	(2,670)	(2,391)	(279)

			(24)	$(14,027,000)	$(34,280)	$(14,023)	$(20,257)

Puts
S&P 500 Index	5,275.000	10/02/2024	(6)	(3,165,000)	(60)	(19,621)	19,561
S&P 500 Index	5,650.000	10/02/2024	(8)	(4,520,000)	(1,260)	(8,552)	7,292
S&P 500 Index	5,645.000	10/04/2024	(8)	(4,516,000)	(6,680)	(10,912)	4,232
S&P 500 Index	5,625.000	10/07/2024	(8)	(4,500,000)	(11,198)	(11,198)	—
S&P 500 Index	5,225.000	10/09/2024	(6)	(3,135,000)	(885)	(20,125)	19,240
S&P 500 Index	5,410.000	10/16/2024	(6)	(3,246,000)	(4,350)	(19,613)	15,263
S&P 500 Index	5,540.000	10/23/2024	(6)	(3,324,000)	(12,510)	(15,033)	2,523

			(48)	$(26,406,000)	$(36,943)	$(105,054)	$68,111

Total written option contracts			(72)	$(40,433,000)	$(71,223)	$(119,077)	$47,854

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	12/13/2024	50	$125,000	$7,813	$78,717	$(70,904)
3 Month SOFR	97.250	12/13/2024	181	452,500	4,525	291,998	(287,473)
3 Month SOFR	98.000	12/13/2024	111	277,500	694	22,457	(21,763)
3 Month SOFR	96.500	03/14/2025	53	132,500	35,444	89,746	(54,302)
3 Month SOFR	97.000	03/14/2025	97	242,500	30,313	128,750	(98,437)
3 Month SOFR	97.250	03/14/2025	162	405,000	34,425	296,628	(262,203)
3 Month SOFR	98.000	03/14/2025	73	182,500	5,931	22,982	(17,051)
3 Month SOFR	96.250	06/13/2025	67	167,500	112,644	95,080	17,564
3 Month SOFR	96.625	06/13/2025	54	135,000	59,738	93,046	(33,308)
3 Month SOFR	97.250	06/13/2025	126	315,000	64,575	155,988	(91,413)
3 Month SOFR	96.000	09/12/2025	34	85,000	87,337	33,229	54,108
3 Month SOFR	96.500	09/12/2025	100	250,000	165,625	135,619	30,006
3 Month SOFR	96.625	09/12/2025	51	127,500	74,906	94,864	(19,958)
3 Month SOFR	97.500	09/12/2025	145	362,500	81,563	163,461	(81,898)
3 Month SOFR	96.125	12/12/2025	55	137,500	140,594	62,003	78,591
3 Month SOFR	96.500	12/12/2025	89	222,500	169,100	137,994	31,106
3 Month SOFR	97.500	12/12/2025	134	335,000	95,475	161,111	(65,636)
3 Month SOFR	96.250	03/13/2026	51	127,500	126,544	63,868	62,676
3 Month SOFR	96.625	03/13/2026	62	155,000	115,087	92,369	22,718
3 Month SOFR	96.750	03/13/2026	32	80,000	53,400	52,074	1,326
3 Month SOFR	96.250	06/12/2026	46	115,000	117,587	65,404	52,183
3 Month SOFR	96.625	06/12/2026	59	147,500	114,312	93,062	21,250
3 Month SOFR	96.750	06/12/2026	33	82,500	57,956	51,227	6,729
3 Month SOFR	96.375	09/11/2026	46	115,000	109,825	66,232	43,593
3 Month SOFR	96.625	09/11/2026	56	140,000	111,650	93,230	18,420
3 Month SOFR	96.375	12/11/2026	44	110,000	105,325	68,302	37,023

TOTAL			2,011	$5,027,500	$2,082,388	$2,709,441	$(627,053)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
4M IRS	— 4 Months Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 90.3%
Equity(a) – 29.9%
1,023,974	Goldman Sachs Large Cap Growth Insights Fund — Class R6	$ 36,299,877
1,081,851	Goldman Sachs Large Cap Value Insights Fund — Class R6	28,701,504
1,493,880	Goldman Sachs International Equity Insights Fund — Class R6	23,872,209
1,038,845	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	9,671,644
395,139	Goldman Sachs Global Infrastructure Fund — Class R6	5,535,891
516,013	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,418,135
122,421	Goldman Sachs Small Cap Equity Insights Fund — Class R6	3,808,532
142,317	Goldman Sachs International Small Cap Insights Fund — Class R6	1,988,164

		115,295,956

Exchange Traded Funds – 60.4%
929,293	Goldman Sachs MarketBeta U.S. Equity ETF(a)	73,237,581
539,702	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	60,953,944
779,147	Goldman Sachs MarketBeta International Equity ETF(a)	46,238,479
604,448	Goldman Sachs ActiveBeta International Equity ETF(a)	21,862,884
414,347	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	19,954,869
265,871	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	9,334,731

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
6,536	iShares U.S. Technology ETF	$ 990,988

		232,573,476

TOTAL UNDERLYING FUNDS – 90.3% (Cost $254,196,984)		$347,869,432

Shares	Dividend Rate	Value

Investment Company(a) – 4.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,244,669	4.854%	$ 17,244,669
(Cost $17,244,669)

TOTAL INVESTMENTS – 94.8% (Cost $271,441,653)		$365,114,101

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.2%		20,048,912

NET ASSETS – 100.0%		$385,163,013

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,086,128	CHF	910,000	12/18/24	$1,376
	USD	43,363	ILS	160,000	12/18/24	339
	USD	2,453,109	JPY	348,000,000	12/18/24	5,297

TOTAL						$7,012

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	180,000	USD	124,569	12/18/24	$(26)
	CHF	160,000	USD	192,003	12/18/24	(1,278)
	DKK	520,000	USD	78,155	12/18/24	(185)
	EUR	430,000	USD	481,753	12/18/24	(1,551)
	GBP	220,000	USD	294,630	12/18/24	(555)
	HKD	120,000	USD	15,468	12/18/24	(15)
	ILS	40,000	USD	10,766	12/18/24	(10)
	JPY	52,000,000	USD	369,297	12/18/24	(3,533)
	NOK	100,000	USD	9,524	12/18/24	(44)
	SEK	375,000	USD	37,254	12/18/24	(184)
	SGD	20,000	USD	15,692	12/18/24	(69)
	USD	794,633	AUD	1,180,000	12/18/24	(21,815)
	USD	391,409	DKK	2,620,000	12/18/24	(1,443)
	USD	4,553,098	EUR	4,090,000	12/18/24	(14,398)
	USD	1,599,897	GBP	1,215,000	12/18/24	(24,203)
	USD	181,468	HKD	1,410,000	12/18/24	(99)
	USD	61,144	NOK	650,000	12/18/24	(476)
	USD	18,625	NZD	30,000	12/18/24	(436)
	USD	337,659	SEK	3,450,000	12/18/24	(3,386)
	USD	123,526	SGD	160,000	12/18/24	(1,454)

TOTAL						$(75,160)

FUTURES CONTRACTS — At September 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	201	12/20/24	$58,433,213	$1,240,685
S&P Toronto Stock Exchange 60 Index	35	12/19/24	7,475,914	117,372
TOPIX Futures	15	12/12/24	2,763,089	118,877

TOTAL FUTURES CONTRACTS				$1,476,934

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.155	12/18/2024	542,000	$542,000	$4,023	$6,607	$(2,584)
Call CHF/Put NOK	MS & Co. Int. PLC	13.062	12/18/2024	537,000	537,000	4,790	5,225	(435)
Call CHF/Put NOK	MS & Co. Int. PLC	13.481	03/19/2025	469,000	469,000	5,523	6,749	(1,226)
Call CHF/Put NOK	MS & Co. Int. PLC	13.391	03/19/2025	456,000	456,000	6,028	5,612	416
Call CHF/Put NOK	MS & Co. Int. PLC	13.801	06/18/2025	416,000	416,000	6,278	6,689	(411)
Call CHF/Put NOK	MS & Co. Int. PLC	13.705	06/18/2025	400,000	400,000	6,621	5,733	888
Call CHF/Put NOK	MS & Co. Int. PLC	14.516	09/17/2025	955,000	955,000	12,298	18,562	(6,264)
Call CHF/Put SEK	MS & Co. Int. PLC	12.939	12/18/2024	607,000	607,000	1,170	6,999	(5,829)
Call CHF/Put SEK	MS & Co. Int. PLC	12.935	12/18/2024	579,000	579,000	1,131	4,888	(3,757)
Call CHF/Put SEK	MS & Co. Int. PLC	13.189	03/19/2025	529,000	529,000	2,429	6,975	(4,546)
Call CHF/Put SEK	MS & Co. Int. PLC	13.189	03/19/2025	496,000	496,000	2,274	5,220	(2,946)
Call CHF/Put SEK	MS & Co. Int. PLC	13.432	06/18/2025	473,000	473,000	3,307	6,760	(3,453)
Call CHF/Put SEK	MS & Co. Int. PLC	13.433	06/18/2025	440,000	440,000	3,073	5,353	(2,280)
Call CHF/Put SEK	MS & Co. Int. PLC	13.481	09/17/2025	1,120,000	1,120,000	12,020	18,202	(6,182)
Call JPY/Put KRW	MS & Co. Int. PLC	10.004	12/18/2024	60,173,000	60,173,000	1,553	4,268	(2,715)
Call JPY/Put KRW	MS & Co. Int. PLC	9.713	12/18/2024	58,575,000	58,575,000	2,938	3,727	(789)
Call JPY/Put KRW	MS & Co. Int. PLC	10.249	03/19/2025	51,940,000	51,940,000	2,396	4,321	(1,925)
Call JPY/Put KRW	MS & Co. Int. PLC	9.959	03/19/2025	49,745,000	49,745,000	3,567	3,767	(200)
Call JPY/Put KRW	MS & Co. Int. PLC	10.465	06/18/2025	46,595,000	46,595,000	2,884	4,260	(1,376)
Call JPY/Put KRW	MS & Co. Int. PLC	10.177	06/18/2025	44,112,000	44,112,000	3,840	3,806	34
Call JPY/Put KRW	MS & Co. Int. PLC	10.702	09/17/2025	109,051,000	109,051,000	7,965	11,774	(3,809)
Call USD/Put CAD	MS & Co. Int. PLC	1.435	12/18/2024	1,479,000	1,479,000	343	10,146	(9,803)
Call USD/Put CAD	MS & Co. Int. PLC	1.421	12/18/2024	1,444,000	1,444,000	648	7,571	(6,923)
Call USD/Put CAD	MS & Co. Int. PLC	1.443	03/19/2025	1,302,000	1,302,000	1,306	10,325	(9,019)
Call USD/Put CAD	MS & Co. Int. PLC	1.431	03/19/2025	1,233,000	1,233,000	1,705	8,011	(6,306)
Call USD/Put CAD	MS & Co. Int. PLC	1.452	06/18/2025	1,170,000	1,170,000	2,274	10,085	(7,811)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	06/18/2025	1,093,000	1,093,000	2,623	8,142	(5,519)
Call USD/Put CAD	MS & Co. Int. PLC	1.420	09/17/2025	3,403,000	3,403,000	18,158	24,396	(6,238)
Call USD/Put CLP	MS & Co. Int. PLC	1,109.790	12/18/2024	430,000	430,000	69	6,602	(6,533)
Call USD/Put CLP	MS & Co. Int. PLC	1,034.510	12/18/2024	423,000	423,000	486	5,942	(5,456)
Call USD/Put CLP	MS & Co. Int. PLC	1,136.330	03/19/2025	381,000	381,000	459	6,933	(6,474)
Call USD/Put CLP	MS & Co. Int. PLC	1,059.000	03/19/2025	368,000	368,000	1,351	6,154	(4,803)
Call USD/Put CLP	MS & Co. Int. PLC	1,162.170	06/18/2025	346,000	346,000	921	6,958	(6,037)
Call USD/Put CLP	MS & Co. Int. PLC	1,082.190	06/18/2025	332,000	332,000	2,023	6,368	(4,345)
Call USD/Put CLP	MS & Co. Int. PLC	1,077.560	09/17/2025	1,330,000	1,330,000	13,789	23,592	(9,803)
Call USD/Put KRW	MS & Co. Int. PLC	1,464.640	12/18/2024	474,000	474,000	256	4,631	(4,375)
Call USD/Put KRW	MS & Co. Int. PLC	1,448.360	12/18/2024	443,000	443,000	359	4,000	(3,641)
Call USD/Put KRW	MS & Co. Int. PLC	1,477.240	03/19/2025	413,000	413,000	760	4,630	(3,870)
Call USD/Put KRW	MS & Co. Int. PLC	1,461.240	03/19/2025	384,000	384,000	896	4,036	(3,140)
Call USD/Put KRW	MS & Co. Int. PLC	1,489.980	06/18/2025	369,000	369,000	1,216	4,484	(3,268)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.260	06/18/2025	341,000	341,000	1,333	3,996	(2,663)
Call USD/Put KRW	MS & Co. Int. PLC	1,427.030	09/17/2025	968,000	968,000	9,152	11,277	(2,125)
Call USD/Put MXN	MS & Co. Int. PLC	19.143	12/18/2024	524,000	524,000	26,819	6,591	20,228
Call USD/Put MXN	MS & Co. Int. PLC	19.216	12/18/2024	470,000	470,000	22,939	5,352	17,587
Call USD/Put MXN	MS & Co. Int. PLC	19.768	03/19/2025	462,000	462,000	22,741	6,599	16,142
Call USD/Put MXN	MS & Co. Int. PLC	19.889	03/19/2025	409,000	409,000	18,930	5,651	13,279
Call USD/Put MXN	MS & Co. Int. PLC	20.387	06/18/2025	418,000	418,000	20,329	6,619	13,710
Call USD/Put MXN	MS & Co. Int. PLC	20.554	06/18/2025	368,000	368,000	16,692	5,780	10,912
Call USD/Put MXN	MS & Co. Int. PLC	23.724	09/17/2025	602,000	602,000	11,524	11,160	364
Call USD/Put NOK	MS & Co. Int. PLC	11.862	12/18/2024	193,000	193,000	234	2,407	(2,173)
Call USD/Put NOK	MS & Co. Int. PLC	11.704	12/18/2024	192,000	192,000	337	1,909	(1,572)
Call USD/Put NOK	MS & Co. Int. PLC	12.073	03/19/2025	167,000	167,000	638	2,364	(1,726)
Call USD/Put NOK	MS & Co. Int. PLC	11.918	03/19/2025	162,000	162,000	764	1,967	(1,203)
Call USD/Put NOK	MS & Co. Int. PLC	12.269	06/18/2025	149,000	149,000	988	2,329	(1,341)
Call USD/Put NOK	MS & Co. Int. PLC	12.114	06/18/2025	143,000	143,000	1,105	1,998	(893)
Call USD/Put NOK	MS & Co. Int. PLC	11.994	09/17/2025	382,000	382,000	5,010	6,260	(1,250)
Call USD/Put SEK	MS & Co. Int. PLC	11.710	12/18/2024	612,000	612,000	118	7,424	(7,306)
Call USD/Put SEK	MS & Co. Int. PLC	11.628	12/18/2024	590,000	590,000	150	5,548	(5,398)
Call USD/Put SEK	MS & Co. Int. PLC	11.853	03/19/2025	534,000	534,000	730	7,353	(6,623)
Call USD/Put SEK	MS & Co. Int. PLC	11.779	03/19/2025	504,000	504,000	785	5,700	(4,915)
Call USD/Put SEK	MS & Co. Int. PLC	11.992	06/18/2025	478,000	478,000	1,470	7,161	(5,691)
Call USD/Put SEK	MS & Co. Int. PLC	11.919	06/18/2025	448,000	448,000	1,506	5,756	(4,250)
Call USD/Put SEK	MS & Co. Int. PLC	11.218	09/17/2025	1,266,000	1,266,000	14,501	18,398	(3,897)

				455,409,000	$455,409,000	$324,545	$448,102	$(123,557)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	$89.340	12/18/2024	1,384,000	$1,384,000	$3,560	$11,967	$(8,407)
Put AUD/Call JPY	MS & Co. Int. PLC	92.694	12/18/2024	1,303,000	1,303,000	6,705	9,452	(2,747)
Put AUD/Call JPY	MS & Co. Int. PLC	87.080	03/19/2025	1,170,000	1,170,000	5,797	11,836	(6,039)
Put AUD/Call JPY	MS & Co. Int. PLC	90.175	03/19/2025	1,077,000	1,077,000	8,450	9,634	(1,184)
Put AUD/Call JPY	MS & Co. Int. PLC	85.260	06/18/2025	1,042,000	1,042,000	7,194	12,139	(4,945)
Put AUD/Call JPY	MS & Co. Int. PLC	88.108	06/18/2025	941,000	941,000	9,189	9,798	(609)
Put AUD/Call JPY	MS & Co. Int. PLC	82.360	09/17/2025	2,362,000	2,362,000	17,667	28,026	(10,359)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	12/18/2024	660,000	660,000	173	4,670	(4,497)
Put AUD/Call USD	MS & Co. Int. PLC	0.621	12/18/2024	622,000	622,000	308	4,023	(3,715)
Put AUD/Call USD	MS & Co. Int. PLC	0.603	03/19/2025	561,000	561,000	693	4,638	(3,945)
Put AUD/Call USD	MS & Co. Int. PLC	0.614	03/19/2025	519,000	519,000	882	4,002	(3,120)
Put AUD/Call USD	MS & Co. Int. PLC	0.598	06/18/2025	496,000	496,000	1,190	4,583	(3,393)
Put AUD/Call USD	MS & Co. Int. PLC	0.607	06/18/2025	453,000	453,000	1,340	3,995	(2,655)
Put AUD/Call USD	MS & Co. Int. PLC	0.620	09/17/2025	1,255,000	1,255,000	7,545	11,723	(4,178)
Put CAD/Call JPY	MS & Co. Int. PLC	100.580	12/18/2024	824,000	824,000	4,571	6,862	(2,291)
Put CAD/Call JPY	MS & Co. Int. PLC	103.800	12/18/2024	813,000	813,000	9,209	5,658	3,551
Put CAD/Call JPY	MS & Co. Int. PLC	98.300	03/19/2025	712,000	712,000	5,708	6,957	(1,249)
Put CAD/Call JPY	MS & Co. Int. PLC	101.330	03/19/2025	682,000	682,000	8,905	5,805	3,100
Put CAD/Call JPY	MS & Co. Int. PLC	96.390	06/18/2025	638,000	638,000	6,104	7,146	(1,042)
Put CAD/Call JPY	MS & Co. Int. PLC	99.300	06/18/2025	602,000	602,000	8,493	6,101	2,392
Put CAD/Call JPY	MS & Co. Int. PLC	91.640	09/17/2025	1,518,000	1,518,000	11,392	17,700	(6,308)
Put NZD/Call JPY	MS & Co. Int. PLC	81.440	12/18/2024	1,208,000	1,208,000	2,629	9,277	(6,648)
Put NZD/Call JPY	MS & Co. Int. PLC	84.042	12/18/2024	1,160,000	1,160,000	4,498	7,865	(3,367)
Put NZD/Call JPY	MS & Co. Int. PLC	79.260	03/19/2025	1,027,000	1,027,000	4,317	9,421	(5,104)
Put NZD/Call JPY	MS & Co. Int. PLC	81.672	03/19/2025	962,000	962,000	5,932	7,935	(2,003)
Put NZD/Call JPY	MS & Co. Int. PLC	77.490	06/18/2025	915,000	915,000	5,318	9,663	(4,345)
Put NZD/Call JPY	MS & Co. Int. PLC	79.724	06/18/2025	838,000	838,000	6,520	8,077	(1,557)
Put NZD/Call JPY	MS & Co. Int. PLC	75.450	09/17/2025	2,079,000	2,079,000	14,043	23,235	(9,192)
Put NZD/Call USD	MS & Co. Int. PLC	0.555	12/18/2024	720,000	720,000	154	4,811	(4,657)
Put NZD/Call USD	MS & Co. Int. PLC	0.563	12/18/2024	683,000	683,000	236	4,032	(3,796)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	03/19/2025	615,000	615,000	617	4,731	(4,114)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	03/19/2025	573,000	573,000	731	4,044	(3,313)
Put NZD/Call USD	MS & Co. Int. PLC	0.543	06/18/2025	544,000	544,000	1,059	4,768	(3,709)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	06/18/2025	499,000	499,000	1,137	4,032	(2,895)
Put NZD/Call USD	MS & Co. Int. PLC	0.567	09/17/2025	1,344,000	1,344,000	7,234	11,567	(4,333)

				32,801,000	$32,801,000	$179,500	$300,173	$(120,673)

Total purchased option contracts				488,210,000	$488,210,000	$504,045	$748,275	$(244,230)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,775.000	10/02/2024	(5)	$(2,887,500)	$(6,925)	$(4,444)	$(2,481)
S&P 500 Index	5,825.000	10/02/2024	(7)	(4,077,500)	(753)	(2,335)	1,582
S&P 500 Index	5,870.000	10/04/2024	(7)	(4,109,000)	(1,732)	(2,410)	678
S&P 500 Index	5,860.000	10/07/2024	(7)	(4,102,000)	(2,302)	(2,302)	—
S&P 500 Index	5,725.000	10/09/2024	(6)	(3,435,000)	(42,870)	(7,912)	(34,958)
S&P 500 Index	5,900.000	10/16/2024	(5)	(2,950,000)	(5,475)	(8,340)	2,865
S&P 500 Index	5,950.000	10/23/2024	(5)	(2,975,000)	(4,450)	(3,985)	(465)

			(42)	$(24,536,000)	$(64,507)	$(31,728)	$(32,779)

Puts
S&P 500 Index	5,275.000	10/02/2024	(11)	(5,802,500)	(110)	(35,973)	35,863
S&P 500 Index	5,650.000	10/02/2024	(14)	(7,910,000)	(2,205)	(14,966)	12,761
S&P 500 Index	5,645.000	10/04/2024	(14)	(7,903,000)	(11,690)	(19,096)	7,406
S&P 500 Index	5,625.000	10/07/2024	(14)	(7,875,000)	(19,596)	(19,596)	—
S&P 500 Index	5,225.000	10/09/2024	(11)	(5,747,500)	(1,623)	(36,896)	35,273
S&P 500 Index	5,410.000	10/16/2024	(11)	(5,951,000)	(7,975)	(18,529)	10,554
S&P 500 Index	5,540.000	10/23/2024	(11)	(6,094,000)	(22,935)	(27,559)	4,624

			(86)	$(47,283,000)	$(66,134)	$(172,615)	$106,481

Total written option contracts			(128)	$(71,819,000)	$(130,641)	$(204,343)	$73,702

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	12/13/2024	24	$60,000	$3,750	$37,784	$(34,034)
3 Month SOFR	97.250	12/13/2024	79	197,500	1,975	127,273	(125,298)
3 Month SOFR	98.000	12/13/2024	365	912,500	2,281	69,147	(66,866)
3 Month SOFR	96.500	03/14/2025	25	62,500	16,719	42,333	(25,614)
3 Month SOFR	97.000	03/14/2025	51	127,500	15,938	67,693	(51,755)
3 Month SOFR	97.250	03/14/2025	72	180,000	15,300	131,717	(116,417)
3 Month SOFR	98.000	03/14/2025	242	605,000	19,663	73,536	(53,873)
3 Month SOFR	96.250	06/13/2025	112	280,000	188,300	201,222	(12,922)
3 Month SOFR	96.625	06/13/2025	25	62,500	27,656	43,077	(15,421)
3 Month SOFR	97.250	06/13/2025	66	165,000	33,825	81,708	(47,883)
3 Month SOFR	96.000	09/12/2025	31	77,500	79,631	30,297	49,334
3 Month SOFR	96.500	09/12/2025	139	347,500	230,219	232,460	(2,241)
3 Month SOFR	96.625	09/12/2025	24	60,000	35,250	44,642	(9,392)
3 Month SOFR	97.500	09/12/2025	76	190,000	42,750	85,676	(42,926)
3 Month SOFR	96.125	12/12/2025	49	122,500	125,256	55,239	70,017
3 Month SOFR	96.500	12/12/2025	128	320,000	243,200	235,710	7,490
3 Month SOFR	97.500	12/12/2025	70	175,000	49,875	84,162	(34,287)
3 Month SOFR	96.250	03/13/2026	46	115,000	114,137	57,607	56,530
3 Month SOFR	96.625	03/13/2026	38	95,000	70,538	56,613	13,925
3 Month SOFR	96.750	03/13/2026	107	267,500	178,556	189,398	(10,842)
3 Month SOFR	96.250	06/12/2026	42	105,000	107,362	59,716	47,646
3 Month SOFR	96.625	06/12/2026	36	90,000	69,750	56,784	12,966
3 Month SOFR	96.750	06/12/2026	111	277,500	194,944	200,195	(5,251)
3 Month SOFR	96.375	09/11/2026	42	105,000	100,275	60,472	39,803
3 Month SOFR	96.625	09/11/2026	34	85,000	67,788	56,604	11,184
3 Month SOFR	96.375	12/11/2026	39	97,500	93,356	60,541	32,815

TOTAL			2,073	$5,182,500	$2,128,294	$2,441,606	$(313,312)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 95.0%
Dynamic(a) – 1.8%
1,722,737	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 17,020,639

Equity(a) – 19.6%
1,381,274	Goldman Sachs Large Cap Growth Insights Fund — Class R6	48,966,166
1,644,315	Goldman Sachs Large Cap Value Insights Fund — Class R6	43,623,675
2,317,589	Goldman Sachs International Equity Insights Fund — Class R6	37,035,074
1,979,668	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	18,430,714
405,480	Goldman Sachs Small Cap Equity Insights Fund — Class R6	12,614,485
631,983	Goldman Sachs International Small Cap Insights Fund — Class R6	8,828,800
426,292	Goldman Sachs Global Infrastructure Fund — Class R6	5,972,350
547,343	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,747,099
23,296	Goldman Sachs Energy Infrastructure Fund — Class R6	317,532

		181,535,895

Exchange Traded Funds – 53.9%
2,068,798	Goldman Sachs MarketBeta U.S. Equity ETF(a)	163,041,970
768,121	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	86,751,586
1,774,509	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	83,969,766
1,284,261	Goldman Sachs MarketBeta International Equity ETF(a)	76,214,469
990,368	Goldman Sachs ActiveBeta International Equity ETF(a)	35,821,611
663,044	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	31,932,066
378,685	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	13,295,630
82,989	Vanguard Short-Term Inflation- Protected Securities ETF	4,092,188
16,184	iShares U.S. Technology ETF	2,453,818
4,836	Health Care Select Sector SPDR Fund	740,779

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
3,887	iShares MSCI Mexico ETF	$ 208,771

		498,522,654

Fixed Income(a) – 19.7%
12,523,500	Goldman Sachs Global Core Fixed Income Fund — Class R6	146,399,709
1,029,673	Goldman Sachs Inflation Protected Securities Fund — Class R6	10,008,424
969,394	Goldman Sachs Emerging Markets Debt Fund — Class R6	9,616,390
1,572,152	Goldman Sachs High Yield Fund — Class R6	9,039,876
758,243	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,718,030

		181,782,429

TOTAL UNDERLYING FUNDS – 95.0% (Cost $729,756,963)		$878,861,617

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,469,875	4.854%	$ 19,469,875
(Cost $19,469,875)

TOTAL INVESTMENTS – 97.1% (Cost $749,226,838)		$898,331,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		26,710,134

NET ASSETS – 100.0%		$925,041,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,971,931	CHF	2,490,000	12/18/24	$3,764
	USD	108,407	ILS	400,000	12/18/24	846
	USD	7,253,589	JPY	1,029,000,000	12/18/24	15,666

TOTAL						$20,276

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,148,203	AUD	3,190,000	12/18/24	$(58,974)
	USD	1,136,878	DKK	7,610,000	12/18/24	(4,192)
	USD	16,934,764	EUR	15,210,000	12/18/24	(50,960)
	USD	4,602,174	GBP	3,495,000	12/18/24	(69,620)
	USD	557,275	HKD	4,330,000	12/18/24	(304)
	USD	174,024	NOK	1,850,000	12/18/24	(1,356)
	USD	55,876	NZD	90,000	12/18/24	(1,309)
	USD	968,935	SEK	9,900,000	12/18/24	(9,717)
	USD	362,859	SGD	470,000	12/18/24	(4,271)

TOTAL						$(200,703)

FUTURES CONTRACTS — At September 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	123	12/19/24	$14,056,594	$15,955
5 Year U.S. Treasury Notes	166	12/31/24	18,240,547	(58,228)
French 10 Year Government Bonds	77	12/06/24	10,871,774	62,303
FTSE/JSE Top 40 Index	9	12/19/24	414,732	(683)
S&P 500 E-Mini Index	65	12/20/24	18,896,313	401,255
TOPIX Futures	36	12/12/24	6,631,414	285,305

Total				$705,907

Short position contracts:
10 Year German Euro-Bund	(72)	12/06/24	(10,813,401)	(119,333)
Ultra Long U.S. Treasury Bonds	(34)	12/19/24	(4,525,188)	7,993

Total				$(111,340)

TOTAL FUTURES CONTRACTS				$594,567

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.403%	09/12/33	GBP 490	$39,452

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	MS & Co. Int. PLC	3.440%	01/24/2025	490,000	$490,000	$7,422	$17,588	$(10,166)
4M IRS	MS & Co. Int. PLC	3.700	10/31/2024	520,000	520,000	8,412	2,018	6,394
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	850,000	850,000	2,621	20,789	(18,168)

Total purchased option contracts				1,860,000	$1,860,000	$18,455	$40,395	$(21,940)

Written option contracts
Calls
1Y IRS	MS & Co. Int. PLC	2.916	01/24/2025	(980,000)	(980,000)	(3,236)	(17,681)	14,445
4M IRS	MS & Co. Int. PLC	3.350	10/31/2024	(520,000)	(520,000)	(1,183)	—	(1,183)
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(850,000)	(850,000)	(83)	(9,432)	9,349

				(2,350,000)	$(2,350,000)	$(4,502)	$(27,113)	$22,611

Puts
4M IRS	MS & Co. Int. PLC	4.200	10/31/2024	(520,000)	(520,000)	(126)	—	(126)
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(850,000)	(850,000)	(29)	(11,357)	11,328

				(1,370,000)	$(1,370,000)	$(155)	$(11,357)	$11,202

Total written option contracts				(3,720,000)	$(3,720,000)	$(4,657)	$(38,470)	$33,813

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SPXA Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	245	$41,201,650	$8,111	$27,092	$(18,981)

Written option contracts
Calls
SPXA Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(245)	(47,440,820)	(296)	(8,336)	8,040

Puts
SXPA Index	MS & Co. Int. PLC	1,422.240	03/21/2025	(245)	(34,844,880)	(5,770)	(12,504)	6,734

Total written option contracts				(490)	$(82,285,700)	$(6,066)	$(20,840)	$14,774

TOTAL				(245)	$(41,084,050)	$2,045	$6,252	$(4,207)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call USD/Put CHF	BofA Securities LLC	$0.873	10/15/2024	1,070,000	$1,070,000	$154	$8,356	$(8,202)

Written option contract
Puts
Put USD/Call CHF	BofA Securities LLC	0.820	10/15/2024	(1,070,000)	(1,070,000)	(422)	(3,156)	2,734

TOTAL				—	$—	$(268)	$5,200	$(5,468)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,775.000	10/02/2024	(7)	$(4,042,500)	$(9,695)	$(6,222)	$(3,473)
S&P 500 Index	5,825.000	10/02/2024	(9)	(5,242,500)	(968)	(3,003)	2,035
S&P 500 Index	5,870.000	10/04/2024	(9)	(5,283,000)	(2,227)	(3,098)	871
S&P 500 Index	5,860.000	10/07/2024	(9)	(5,274,000)	(2,960)	(2,960)	—
S&P 500 Index	5,725.000	10/09/2024	(7)	(4,007,500)	(50,015)	(5,870)	(44,145)
S&P 500 Index	5,900.000	10/16/2024	(7)	(4,130,000)	(7,665)	(5,654)	(2,011)
S&P 500 Index	5,950.000	10/23/2024	(7)	(4,165,000)	(6,230)	(5,579)	(651)

			(55)	$(32,144,500)	$(79,760)	$(32,386)	$(47,374)

Puts
S&P 500 Index	5,275.000	10/02/2024	(14)	(7,385,000)	(140)	(45,783)	45,643
S&P 500 Index	5,650.000	10/02/2024	(18)	(10,170,000)	(2,835)	(19,242)	16,407
S&P 500 Index	5,645.000	10/04/2024	(18)	(10,161,000)	(15,030)	(24,552)	9,522
S&P 500 Index	5,625.000	10/07/2024	(18)	(10,125,000)	(25,195)	(25,195)	—
S&P 500 Index	5,225.000	10/09/2024	(14)	(7,315,000)	(2,065)	(46,958)	44,893
S&P 500 Index	5,410.000	10/16/2024	(14)	(7,574,000)	(10,150)	(45,764)	35,614
S&P 500 Index	5,540.000	10/23/2024	(14)	(7,756,000)	(29,190)	(35,009)	5,819

			(110)	$(60,486,000)	$(84,605)	$(242,503)	$157,898

Total written option contracts			(165)	$(92,630,500)	$(164,365)	$(274,889)	$110,524

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	12/13/2024	88	$220,000	$13,750	$138,541	$(124,791)
3 Month SOFR	97.250	12/13/2024	247	617,500	6,175	401,161	(394,986)
3 Month SOFR	98.000	12/13/2024	126	315,000	788	25,492	(24,704)
3 Month SOFR	96.500	03/14/2025	93	232,500	62,194	157,479	(95,285)
3 Month SOFR	97.000	03/14/2025	177	442,500	55,313	234,935	(179,622)
3 Month SOFR	97.250	03/14/2025	222	555,000	47,175	408,508	(361,333)
3 Month SOFR	98.000	03/14/2025	84	210,000	6,825	26,445	(19,620)
3 Month SOFR	96.250	06/13/2025	90	225,000	151,312	124,334	26,978
3 Month SOFR	96.625	06/13/2025	94	235,000	103,988	161,968	(57,980)
3 Month SOFR	97.250	06/13/2025	231	577,500	118,388	285,979	(167,591)
3 Month SOFR	96.000	09/12/2025	74	185,000	190,087	72,322	117,765
3 Month SOFR	96.500	09/12/2025	138	345,000	228,562	183,733	44,829
3 Month SOFR	96.625	09/12/2025	88	220,000	129,250	163,686	(34,436)
3 Month SOFR	97.500	09/12/2025	265	662,500	149,063	298,740	(149,677)
3 Month SOFR	96.125	12/12/2025	119	297,500	304,194	134,151	170,043
3 Month SOFR	96.500	12/12/2025	123	307,500	233,700	188,398	45,302
3 Month SOFR	97.500	12/12/2025	245	612,500	174,562	294,568	(120,006)
3 Month SOFR	96.250	03/13/2026	112	280,000	277,900	140,260	137,640
3 Month SOFR	96.625	03/13/2026	92	230,000	170,775	137,063	33,712
3 Month SOFR	96.750	03/13/2026	37	92,500	61,744	60,211	1,533
3 Month SOFR	96.250	06/12/2026	101	252,500	258,181	143,604	114,577
3 Month SOFR	96.625	06/12/2026	87	217,500	168,562	137,227	31,335
3 Month SOFR	96.750	06/12/2026	38	95,000	66,738	58,988	7,750
3 Month SOFR	96.375	09/11/2026	101	252,500	241,137	145,422	95,715
3 Month SOFR	96.625	09/11/2026	83	207,500	165,481	138,180	27,301
3 Month SOFR	96.375	12/11/2026	96	240,000	229,800	149,023	80,777

TOTAL			3,251	$8,127,500	$3,615,644	$4,410,418	$(794,774)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
4M IRS	— 4 Months Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate
SPX	— S&P 500 Index
SXPA	— Stoxx Europe Total Market Aerospace and Defense Index.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.0%
Dynamic(a) – 1.8%
1,844,284	Goldman Sachs Managed Futures
	Strategy Fund — Class R6	$ 18,221,528

Equity(a) – 24.8%
2,050,766	Goldman Sachs Large Cap Growth Insights Fund — Class R6	72,699,644
2,283,748	Goldman Sachs Large Cap Value Insights Fund — Class R6	60,587,847
3,326,500	Goldman Sachs International Equity Insights Fund — Class R6	53,157,474
2,599,604	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	24,202,315
415,551	Goldman Sachs Small Cap Equity Insights Fund — Class R6	12,927,793
546,876	Goldman Sachs International Small Cap Insights Fund — Class R6	7,639,858
422,951	Goldman Sachs Global Infrastructure Fund — Class R6	5,925,540
558,513	Goldman Sachs Global Real Estate Securities Fund — Class R6	5,864,387
20,107	Goldman Sachs Energy Infrastructure Fund — Class R6	274,055

		243,278,913

Exchange Traded Funds – 64.5%
3,016,849	Goldman Sachs MarketBeta U.S. Equity ETF(a)	237,757,870
1,102,159	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	124,477,837
1,747,922	Goldman Sachs MarketBeta International Equity ETF(a)	103,730,431
1,397,101	Goldman Sachs ActiveBeta International Equity ETF(a)	50,533,143
1,035,255	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	48,988,267
914,252	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	44,030,193
495,779	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	17,406,801
65,875	Vanguard Short-Term Inflation-Protected Securities ETF	3,248,296

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
16,996	iShares U.S. Technology ETF	$ 2,576,933
3,846	Health Care Select Sector SPDR Fund	589,131
2,712	iShares MSCI Mexico ETF	145,662

		633,484,564

Fixed Income(a) – 2.9%
1,175,057	Goldman Sachs Emerging Markets Debt Fund — Class R6	11,656,562
1,699,465	Goldman Sachs High Yield Fund — Class R6	9,771,925
760,953	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,742,043

		28,170,530

TOTAL UNDERLYING FUNDS – 94.0% (Cost $708,706,590)		$923,155,535

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
25,837,845	4.854%	$ 25,837,845
(Cost $25,837,845)

TOTAL INVESTMENTS – 96.6% (Cost $734,544,435)		$948,993,380

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		33,478,985

NET ASSETS – 100.0%		$982,472,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,780,964	CHF	2,330,000	12/18/24	$3,523
	USD	97,566	ILS	360,000	12/18/24	762
	USD	6,717,853	JPY	953,000,000	12/18/24	14,509

TOTAL						$18,794

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,026,988	AUD	3,010,000	12/18/24	$(55,646)
	USD	1,017,364	DKK	6,810,000	12/18/24	(3,752)
	USD	16,177,654	EUR	14,530,000	12/18/24	(48,682)
	USD	4,068,875	GBP	3,090,000	12/18/24	(61,554)
	USD	450,453	HKD	3,500,000	12/18/24	(245)
	USD	159,914	NOK	1,700,000	12/18/24	(1,246)
	USD	49,667	NZD	80,000	12/18/24	(1,163)
	USD	888,190	SEK	9,075,000	12/18/24	(8,907)
	USD	331,977	SGD	430,000	12/18/24	(3,908)

TOTAL						$(185,103)

FUTURES CONTRACTS — At September 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	132	12/19/24	$15,085,125	$15,573
5 Year U.S. Treasury Notes	176	12/31/24	19,339,375	(61,738)
French 10 Year Government Bonds	80	12/06/24	11,295,350	64,725
FTSE/JSE Top 40 Index	8	12/19/24	368,651	(1,017)
S&P 500 E-Mini Index	65	12/20/24	18,896,312	400,226
TOPIX Futures	37	12/12/24	6,815,620	293,230

Total				$710,999

Short position contracts:
10 Year German Euro-Bund	(75)	12/06/24	(11,263,959)	(124,291)
Ultra Long U.S. Treasury Bonds	(36)	12/19/24	(4,791,375)	8,489

Total				$(115,802)

TOTAL FUTURES CONTRACTS				$595,197

SWAP CONTRACTS — At September 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

12M GBP	4.404%	09/12/33	GBP 370	$29,790

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts Calls
12M IRS	MS & Co. Int. PLC	3.440%	01/24/2025	370,000	$370,000	$5,605	$13,281	$(7,676)
4M IRS	MS & Co. Int. PLC	3.700	10/31/2024	410,000	410,000	6,633	1,591	5,042
7M IRS	MS & Co. Int. PLC	3.500	10/16/2024	660,000	660,000	2,035	16,142	(14,107)

Total purchased option contracts				1,440,000	$1,440,000	$14,273	$31,014	$(16,741)

Written option contracts Calls
12M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(740,000)	(740,000)	(2,444)	(13,352)	10,908
4M IRS	MS & Co. Int. PLC	3.350	10/31/2024	(410,000)	(410,000)	(933)	—	(933)
7M IRS	MS & Co. Int. PLC	3.100	10/16/2024	(660,000)	(660,000)	(65)	(7,324)	7,259

				(1,810,000)	$(1,810,000)	$(3,442)	$(20,676)	$17,234

Puts
4M IRS	MS & Co. Int. PLC	4.200	10/31/2024	(410,000)	(410,000)	(100)	—	(100)
7M IRS	MS & Co. Int. PLC	4.260	10/16/2024	(660,000)	(660,000)	(22)	(8,818)	8,796

				(1,070,000)	$(1,070,000)	$(122)	$(8,818)	$8,696

Total written option contracts				(2,880,000)	$(2,880,000)	$(3,564)	$(29,494)	$25,930

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
S&P 500 Index	MS & Co. Int. PLC	$1,681.700	03/21/2025	190	$31,952,300	$6,290	$21,010	$(14,720)

Written option contracts
Calls
S&P 500 Index	MS & Co. Int. PLC	1,936.360	03/21/2025	(190)	(36,790,840)	(230)	(6,465)	6,235

Puts
S&P 500 Index	MS & Co. Int. PLC	1,422.240	03/21/2025	(190)	(27,022,560)	(4,475)	(9,697)	5,222

Total written option contracts				(380)	$(63,813,400)	$(4,705)	$(16,162)	$11,457

TOTAL				(190)	$(31,861,100)	$1,585	$4,848	$(3,263)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call USD/Put CHF	BofA Securities LLC	$0.873	10/15/2024	830,000	$830,000	$120	$6,481	$(6,361)

Written option contract
Puts
Put USD/Call CHF	BofA Securities LLC	0.820	10/15/2024	(830,000)	(830,000)	(327)	(2,448)	2,121

TOTAL				—	$—	$(207)	$4,033	$(4,240)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$5,775.000	10/02/2024	(9)	$(5,197,500)	$(12,465)	$(8,000)	$(4,465)
S&P 500 Index	5,825.000	10/02/2024	(12)	(6,990,000)	(1,290)	(4,003)	2,713
S&P 500 Index	5,870.000	10/04/2024	(12)	(7,044,000)	(2,970)	(4,131)	1,161
S&P 500 Index	5,860.000	10/07/2024	(12)	(7,032,000)	(3,946)	(3,946)	—
S&P 500 Index	5,725.000	10/09/2024	(9)	(5,152,500)	(64,305)	(7,547)	(56,758)
S&P 500 Index	5,900.000	10/16/2024	(9)	(5,310,000)	(9,855)	(7,269)	(2,586)
S&P 500 Index	5,950.000	10/23/2024	(9)	(5,355,000)	(8,010)	(7,173)	(837)

			(72)	$(42,081,000)	$(102,841)	$(42,069)	$(60,772)

Puts
S&P 500 Index	5,275.000	10/02/2024	(18)	(9,495,000)	(180)	(58,864)	58,684
S&P 500 Index	5,650.000	10/02/2024	(24)	(13,560,000)	(3,780)	(25,656)	21,876
S&P 500 Index	5,645.000	10/04/2024	(24)	(13,548,000)	(20,040)	(32,735)	12,695
S&P 500 Index	5,625.000	10/07/2024	(24)	(13,500,000)	(33,593)	(33,593)	—
S&P 500 Index	5,225.000	10/09/2024	(19)	(9,927,500)	(2,803)	(60,510)	57,707
S&P 500 Index	5,410.000	10/16/2024	(18)	(9,738,000)	(13,050)	(58,839)	45,789
S&P 500 Index	5,540.000	10/23/2024	(18)	(9,972,000)	(37,530)	(45,097)	7,567

			(145)	$(79,740,500)	$(110,976)	$(315,294)	$204,318

Total written option contracts			(217)	$(121,821,500)	$(213,817)	$(357,363)	$143,546

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.250	12/13/2024	104	$260,000	$16,250	$163,731	$(147,481)
3 Month SOFR	97.250	12/13/2024	301	752,500	7,525	485,571	(478,046)
3 Month SOFR	98.000	12/13/2024	198	495,000	1,237	40,059	(38,822)
3 Month SOFR	96.500	03/14/2025	110	275,000	73,563	186,266	(112,703)
3 Month SOFR	97.000	03/14/2025	178	445,000	55,625	236,263	(180,638)
3 Month SOFR	97.250	03/14/2025	271	677,500	57,588	496,254	(438,666)
3 Month SOFR	98.000	03/14/2025	131	327,500	10,643	41,241	(30,598)
3 Month SOFR	96.250	06/13/2025	123	307,500	206,794	174,048	32,746
3 Month SOFR	96.625	06/13/2025	112	280,000	123,900	192,984	(69,084)
3 Month SOFR	97.250	06/13/2025	232	580,000	118,900	287,217	(168,317)
3 Month SOFR	96.000	09/12/2025	92	230,000	236,325	89,913	146,412
3 Month SOFR	96.500	09/12/2025	185	462,500	306,406	250,092	56,314
3 Month SOFR	96.625	09/12/2025	105	262,500	154,219	195,308	(41,089)
3 Month SOFR	97.500	09/12/2025	266	665,000	149,625	299,867	(150,242)
3 Month SOFR	96.125	12/12/2025	148	370,000	378,325	166,843	211,482
3 Month SOFR	96.500	12/12/2025	164	410,000	311,600	253,993	57,607
3 Month SOFR	97.500	12/12/2025	246	615,000	175,275	295,771	(120,496)
3 Month SOFR	96.250	03/13/2026	139	347,500	344,893	174,072	170,821
3 Month SOFR	96.625	03/13/2026	115	287,500	213,468	171,329	42,139
3 Month SOFR	96.750	03/13/2026	58	145,000	96,788	94,385	2,403
3 Month SOFR	96.250	06/12/2026	126	315,000	322,087	179,149	142,938
3 Month SOFR	96.625	06/12/2026	109	272,500	211,188	171,928	39,260
3 Month SOFR	96.750	06/12/2026	60	150,000	105,375	93,139	12,236
3 Month SOFR	96.375	09/11/2026	126	315,000	300,825	181,417	119,408
3 Month SOFR	96.625	09/11/2026	105	262,500	209,344	174,806	34,538
3 Month SOFR	96.375	12/11/2026	119	297,500	284,856	184,726	100,130

TOTAL			3,923	$9,807,500	$4,472,624	$5,280,372	$(807,748)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
12M IRS	— 12 Months Interest Rate Swaptions
4M IRS	— 4 Months Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$531,454,630	$—	$—
Investment Company	10,663,792	—	—

Total	$542,118,422	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$11,126	$—
Futures Contracts(a)	622,613	—	—
Interest Rate Swap Contracts(a)	—	30,595	—
Purchased Option Contracts	2,082,388	21,042	—

Total	$2,705,001	$62,763	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(109,461)	$—
Futures Contracts(a)	(110,761)	—	—
Written Option Contracts	(71,223)	(8,892)	—

Total	$(181,984)	$(118,353)	$—

DYNAMIC GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$347,869,432	$—	$—
Investment Company	17,244,669	—	—

Total	$365,114,101	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,012	$—
Futures Contracts(a)	1,476,934	—	—
Purchased Option Contracts	2,128,294	504,045	—

Total	$3,605,228	$511,057	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(75,160)	$—
Written Option Contracts	(130,641)	—	—

Total	$(130,641)	$(75,160)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$878,861,617	$—	$—
Investment Company	19,469,875	—	—

Total	$898,331,492	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$20,276	$—
Futures Contracts(a)	772,811	—	—
Interest Rate Swap Contracts(a)	—	39,452	—
Purchased Option Contracts	3,615,644	26,720	—

Total	$4,388,455	$86,448	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(200,703)	$—
Futures Contracts(a)	(178,244)	—	—
Written Option Contracts	(164,365)	(11,145)	—

Total	$(342,609)	$(211,848)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$923,155,535	$—	$—
Investment Company	25,837,845	—	—

Total	$948,993,380	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$18,794	$—
Futures Contracts(a)	782,243	—	—
Interest Rate Swap Contracts(a)	—	29,790	—
Purchased Option Contracts	4,472,624	20,683	—

Total	$5,254,867	$69,267	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(185,103)	$—
Futures Contracts(a)	(187,046)	—	—
Written Option Contracts	(213,817)	(8,596)	—

Total	$(400,863)	$(193,699)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Portfolio allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The investments of a Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.